Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of right-of-use assets
	December 31, 2023	December 31, 2022
Properties	33,903	48,415
Vehicles	5,792	7,772
Total	39,695	56,187

Schedule of change in the balances of right-of-use assets
	Properties	Vehicles	IT equipment	Total
Cost:
Balance on December 31, 2021	107,640	6,372	851	114,863

Additions due to business combination	11,035	-	-	11,035
Exchange rate changes	(3,226)	-	-	(3,226)
Additions	8,144	6,930	-	15,074
Derecognition of right-of-use assets	(33,006)	(1,104)	(851)	(34,961)

Balance on December 31, 2022	90,587	12,198	-	102,785

Exchange rate changes	(3,716)	-	-	(3,716)
Additions	8,152	3,276	-	11,428
Derecognition of right-of-use assets	(7,303)	(4,129)	-	(11,432)

Balance on December 31, 2023	87,720	11,345	-	99,065

Depreciation:
Balance on December 31, 2021	(38,200)	(2,199)	(638)	(41,037)

Exchange rate changes	123	-	-	123
Depreciation	(23,679)	(3,273)	(213)	(27,165)
Derecognition of right-of-use assets	19,584	1,046	851	21,481

Balance on December 31, 2022	(42,172)	(4,426)	-	(46,598)

Exchange rate changes	1,880	-	-	1,880
Depreciation	(19,196)	(3,998)	-	(23,194)
Derecognition of right-of-use assets	5,671	2,871	-	8,542

Balance on December 31, 2023	(53,817)	(5,553)	-	(59,370)

Net balance at:
December 31, 2022	48,415	7,772	-	56,187
December 31, 2023	33,903	5,792	-	39,695

Schedule of lease liabilities
.	Average discount rate (per year)	December 31, 2023	December 31, 2022
Properties	6.96% (2022: 8.26%)	38,602	54,369
Vehicles	17.38% (2022: 16.63%)	6,297	8,439
Total		44,899	62,808
Current		17,862	21,539
Non-current		27,037	41,269